SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                          SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with United States generally accepted accounting principles (“US GAAP”).

The comparative consolidated statements of operations for the years ended December 31, 2010 and 2011 have been represented to reflect the operations discontinued during the year ended December 31, 2012, as if they had been discontinued from the start of the earliest period presented.

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company and its controlled operating entities including the subsidiaries and the variable interest entity.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to govern the financial and operating policies; to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors.

A variable interest entity is the entity in which the Company, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. Vimicro China is the primary beneficiary of the entity.

All significant inter-company transactions and balances, and any unrealized gains arising from inter-company transactions, are eliminated in consolidation.

Investment in unconsolidated affiliate, at cost

Investments in entities which the Group holds less than 20% of the investee’s voting stock and does not exert significant influence is accounted for using the cost method of accounting. Cost accounting measures the original cost on the fair market value of the consideration at the acquisition date and adjusts or other-than-temporary declines in fair value. Cash dividends from the investee are reported as income. The Group held 5% and 0.1% equity interest in Vimicro Wuxi with a carrying amount of $92 and $2 as of December 31, 2011 and 2012, respectively. The Group disposed off 4.9% equity interest in Vimicro Wuxi during the year ended December 31, 2012. The Group beneficially held 19.44% and 18.03% equity interest in Vimicro Qingdao amounting to $1,428 and nil as of December 31, 2011 and 2012, respectively. The investment in Qingdao was fully impaired in the year ended December 31, 2012 (see note 2 - fair value measurements). The Group disposed off its controlling interesting in Visiondigi during the year ended December 31, 2012 with a residual interest of 12.03% and the investment was fully impaired as of December 31, 2012 (see note 2 - fair value measurements).

Investment in an equity investee

Investments in entities over which the Group holds between 20% and 50% of the equity interest, or over which the Group has significant influence but does not control are accounted for using the equity method of accounting. Equity accounting involves recognizing in the consolidated statement of operations the Group’s share of the profit or loss for the year of the investment. In September 2012, Vimicro China made investment in and established Zhongtianxin Science and Technology Co., Ltd. (“Zhongtianxin”) with Shanxi Guoxin Investment (Group) Corporation. The Group directly holds 49% of equity interest in Zhongtianxin and an additional 2% of equity interest is held by VMF Consulting Company on behalf of Vimicro China as a nominee shareholder. The noncontrolling shareholder has substantive participating rights including the approval of the annual budgets, operation and investment plan, appointment, dismissal and remuneration of the board of directors and the general manager according to the Articles of Association of Zhongtianxin. The Company does not have control over Zhongtianxin. Therefore the Company adopts the equity method for the investment. The Company made the investment of $4,305 and recognized its share of loss of $87 for the year ended December 31, 2012.

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include useful lives of property, equipment and software and other long-lived assets, realization of deferred tax assets and uncertain tax positions, provision for doubtful accounts, write-down of inventories, share-based compensation expenses, estimated selling price for multiple element deliverables, goodwill and intangible assets, assumptions used in the valuation of the Non-core business and mobile business.

From January 1, 2010, the Group revised estimated residual values for equipment and office furniture, motor vehicles and software from 10% to nil based on management’s assessment. Changes in estimates are accounted for on a prospective basis, by amortizing related assets’ current carrying values over their estimated useful lives without residual value. The effect of this change increased loss from continuing operations and net loss by $473 in 2010 or $0.00 per basic and diluted ordinary shares for 2010 when compared to the results using original estimated residual values.

Concentration of risk

Business and economic risks

The Group’s operating results are significantly dependent on its ability to develop and market products. The Group faces rapid technology advancement which requires the Group to continually improve the performance, features and reliability of its products. Inability of the Group to successfully develop and market its products as a result of competition or other factors would have a material adverse effect on the Group’s business, financial condition and results of operations.

The Group operates in two segments: PC multimedia processor business and security and surveillance business from 2009. Revenues from the PC multimedia processor business and security and surveillance business accounted for 93% and 7%, 80% and 20%, 75% and 25% of total revenue in 2010, 2011 and 2012, respectively.

The Group depends on a few key customers for the majority of its sales, and the loss of or a significant reduction in orders from any of these customers would have a material adverse impact on its operating results. For the years ended December 31, 2010, 2011 and 2012 the top ten customers accounted for 89%, 89% and 91% of total product revenue, respectively. The Group cannot assure that these customers will continue to purchase products from the Group.

The following table summarizes the customers who accounted for more than 10% of the total revenue of the Group for the years ended December 31, 2010, 2011 and 2012.

	Years ended December 31
	2010	2011	2012
Customer B	13%	11%	7%
Customer I	17%	4%	0%
Customer P	18%	56%	63%
Customer S	5%	13%	11%
Customer R	17%	2%	0%

The Group relies on a few foundries for wafers and several companies for assembly and testing services for the existing products. The ability of each foundry to provide wafers is limited by the foundry’s available capacity. Moreover, the price of wafers may fluctuate based on the available industry capacity. The Group does not have long-term supply contracts with any of these foundries or assembly and testing houses. Therefore, the Group cannot be certain that these foundries and assembly and testing houses will allocate sufficient capacity to satisfy its requirements. If the Group is not able to obtain the necessary foundry capacity and assembly and testing capacity to produce the required volume for its customers in a timely manner, both its relationships with the customers and operating results would be adversely affected.

Concentration of credit risk

Financial instruments that are potentially subject to credit risk consist of cash and cash equivalents, temporarily restricted cash and accounts receivable. Deposits held with financial institutions were not protected by statutory or commercial insurance. In the event of bankruptcy of one of these financial institutions, the Company may be unlikely to claim its deposits back in full. The Company continues to monitor the financial strength of the financial institutions. The Company had $58,125 in cash and cash equivalents and temporarily restricted cash as of December 31, 2012.

As of December 31, 2012, accounts receivables are typically unsecured and are derived from revenue earned from customers. The risk is mitigated by credit evaluations the Group performs on its ongoing credit evaluations of its customers’ financial conditions and ongoing monitoring process of outstanding balances.

The following table summarizes the customers who accounted for more than 10% of the total accounts receivables as of December 31, 2011 and 2012:

	As of December 31
	2011	2012
Customer P	20%	25%
Customer S	53%	49%

Currency convertibility risks

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange risks

The value of the RMB against the U.S. dollar and other currencies may fluctuate and is affected by, among other things, changes in China’s political and economic conditions and China’s foreign exchange policies. Under the current policy, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies.

This change in policy has resulted in an appreciation of the RMB against the U.S. dollar in recent years.

A portion of the Group’s revenue and most of operating expenses are denominated in RMB, while the majority of revenue, cost of revenue and non-operating expenses are denominated in U.S. dollars and Hong Kong dollars, which are pegged to the U.S. dollar. The Group uses the U.S. dollar as the reporting currency for its financial statements. Fluctuations in exchange rates, primarily those involving the U.S. dollar, may affect the Group’s costs and operating margins as well as its net loss and comprehensive loss reported in U.S. dollars.

Fair value of financial measurements

ASC 820, Fair value measurement and Disclosure (“ASC820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy. Although the adoption of ASC 820 did not impact the Group’s financial position, results of operations, or cash flow, ASC 820 requires additional disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group’s financial instruments include cash and cash equivalents, restricted cash, accounts and note receivable, accounts payable and accrued liabilities, customer advances and long-term debt. The carrying amounts of the Group’s cash and cash equivalents, and restricted cash approximate their fair value due to the short maturity of those instruments. The carrying amounts of the Group’s receivables and payables approximated their fair values as of the balance sheet dates due to their short maturities and the interest rates available.

The following table summarizes the nonrecurring fair value measurements for each class of assets as of and for the years ended December 31, 2011 and 2012.

	Fair Value Measurement at December 31, 2011
		Quoted Prices in Active	Significance	Significant
	December 31,	Markets for Identical	Other Observable	Unobservable Inputs (Level	Total
	2011	Assets (Level 1)	Inputs (Level 2)	3)	losses
Nonrecurring fair value measurements
Property, equipment and software	14,266	—	—	14,266	(1,743)
Intangible assets	—	—	—	—	(2,674)
Goodwill	—	—	—	—	(2,182)

	Fair Value Measurement at December 31, 2012
		Quoted Prices in
		Active	Significance	Significant
	December	Markets for	Other	Unobservable
	31,	Identical	Observable	Inputs (Level	Total
	2012	Assets (Level 1)	Inputs (Level 2)	3)	losses
Nonrecurring fair value measurements
Investment in unconsolidated affiliates, at cost (Vimicro Qingdao and Visiondigi)	—	—	—	—	(1,448)

In December 2011, the Group disposed off the mobile business to a newly established entity, Vimicro Qingdao, a related party, which was 18% directly owned by Vimicro China, 19% owned by Vimicro Wuxi, 14% owned by VMF Consulting Company and 49% owned by two former key employees of mobile phone multimedia processor business (“mobile business”). Following the disposal, the mobile business was regarded as a cost method equity investment by the Group and will no longer be consolidated. In December 2012, the Group reassessed the fair value of its investment in Vimicro Qingdao (level 3 within the fair value hierarchy) based on the fair value of Vimicro Qingdao calculated using the income approach, which is based on discounted cash flow in five years, and as a result, recorded a full impairment of $1,432 in Assets Impairment, due to other-than-temporary decline in the fair value of Vimicro Qingdao.

In July 2012, the Company disposed off 35.26% of the equity interest in Visiondigi to an individual third party at a consideration of $49 in the effort to divest a loss-making non-core business. Following the disposal, the Company owns 18% of Visiondigi at cost of $16, which includes holding a shareholding of 3.94% on behalf of Ningbo Sunny and 2.03% on behalf of the three individuals. The Group recorded a full impairment of $16 due to the poor operation of Visioindigi based on the income approach.

Cashand cash equivalents

Cash and cash equivalents represent cash on hand and deposits placed with banks or other financial institutions, which are payable on demand.

Restricted cash

Restricted cash balances comprise cash in bank balances, which are restricted as to withdrawal or usage under the terms of certain contracts or under bank regulations.

Marketable equity securities

Marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses, net of tax are recorded in accumulated other comprehensive income, a separate component of shareholders’ equity. Realized gains and losses and declines in value judged to be other-than-temporary, if any, on available-for-sale securities are recorded as gain/(loss) on disposal of available-for-sale securities and impairment of available-for-sale securities respectively under other income/(expense) in the consolidated statements of comprehensive loss. The basis on which the cost of a security sold or the amount reclassified out of accumulated other comprehensive income into earnings is determined by the first in, first out method.

Accounts receivable and provision for doubtful accounts

Accounts receivable are stated at the amount the Group expects to collect. Provisions are made against accounts receivable to the extent that collection is considered to be doubtful. Accounts receivable in the consolidated balance sheets are stated net of such provision, if any.

Inventories

Inventories are stated at the lower of cost or market. The cost is computed on a weighted-average basis. Cost of work in progress and finished goods are comprised of direct materials, direct labor and related manufacturing overhead based on normal operating capacity. Adjustments are made to write down excess or obsolete inventories to their estimated realizable values.

Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation and impairment loss.

Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment loss, if any, over their estimated useful lives on a straight line basis. The Company does not take into consideration of the estimated residual values from January 1, 2010. The estimated useful lives are as follows:

Estimated useful lives

Equipment and office furniture	5 years
Mask and tooling	2 years
Motor vehicles	5 years
Purchased software	3 to 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful lives

Expenditures for maintenance and repairs are expensed as incurred.

The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress.

Capitalized interests

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Interest expense incurred for qualifying assets are capitalized in accordance with ASC 835-20, Capitalization of Interest.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. Goodwill amount is not amortized but tested for impairment at the reporting unit level on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company determined that it has two reporting units: multimedia processors and surveillance and security products. Goodwill arose from the acquisition of the ViSS business and is allocated to the surveillance and security products segment.

In 2009, Vimicro Tianjin completed the acquisition of the ViSS business that resulted in goodwill of $2,019. The changes of goodwill are as below:

	As of December 31
	2011	2012
Balance as of January 1	2,082	—
Impairment losses	(2,182)	—
Foreign currency translation adjustment	100	—
Balance as of December 31	—	—

The Group assessed the fair value under the surveillance and security products reporting unit as of December 31, 2011 using the income-based valuation methodology. Under the income approach, forecasted cash flows of a business unit are discounted to a present value using a discount rate commensurate with the risks of those cash flows. Based on the results of the valuation, the assessed fair value was below the carrying value of the surveillance and security products reporting unit as of year end. The Group then performed a hypothetical purchase allocation using the fair value of the reporting unit and determined that the goodwill was fully impaired. As a result, the Group recognized a goodwill impairment charge of $2,182 for the year ended December 31, 2011 under the caption of “Assets impairment” in the consolidated statements of comprehensive loss.

Intangible assets

Intangible assets with finite useful lives are amortized over their estimated useful lives using the straight-line method and carried at cost less accumulated amortization with no residual value. The estimated useful lives of intangible assets are reviewed at least annually. Intangible assets have useful lives from the date of acquisition as follows:

Core technology	15.3 years
Trade name	1.3 years
Purchased software	5 years

In 2009, the Group acquired intangible assets with a fair value of $3,065 and $1,098 in connection with the acquisition of the ViSS business and Visiondigi, respectively. The changes of intangible assets are as below:

	As of December 31, 2011
	Cost	Accumulated amortization	Impairment	Net
Core technology	2,437	(403)	(2,034)	—
Trade name	884	(884)	—	—
Software	1,190	(550)	(640)	—
	4,511	(1,837)	(2,674)	—

	As of December 31, 2012
	Cost	Accumulated amortization	Impairment	Net
Core technology	2,443	(371)	(2,072)	—
Trade name	886	(886)	—	—
	3,329	(1,257)	(2,072)	—

The core technology and software were primarily used in the mobile business. Following the disposal of the mobile business in December 2011, the Company performed an impairment analysis and concluded that there would not be significant cash flows to be generated by these intangibles. Accordingly, the Company recorded an impairment charge of $2,674 for the year ended December 31, 2011 under the caption of “Assets impairment” in the consolidated statements of comprehensive loss.

During the years ended December 31, 2010, 2011 and 2012, the amortization expenses of intangible assets were $765, $155 and nil, respectively.

Long-lived assets to be disposed off and discontinued operations

The Group accounts for a long-lived asset or disposal group to be sold in accordance with ASC 360-10, where such long-lived asset or disposal group is classified as held for sale in the period in which all six criteria are met: (1) a plan to sell the asset has been committed to by management; (2) the asset can be sold in its current condition; (3) an active plan has been initiated to find a buyer; (4) it is probable that the asset will be sold and the sale will be completed within one year and will qualify as a completed sale; (5) the sales price is reasonable relative to the asset’s current fair value and the entity is actively marketing the asset; and (6) it is unlikely that the plan to sell the asset will be withdrawn or changed significantly.

A long-lived asset or disposal group classified as held for sale is measured at the lower of its carrying amount or fair value less cost to sell, and it is presented separately on the balance sheet. Long-lived assets reclassified as held for sale are not depreciated or amortized. The fair value less cost to sell of the long-lived asset or disposal group is evaluated at each end of reporting period. As of December 31, 2012, there was no long-lived asset or disposal group classified as held for sale.

Long-lived assets to be disposed off and discontinued operations (cont’d)

The Group follows ASC 205-20 in its accounting for a component of the Company that has been disposed of or is classified as held for sale and has operations and cash flows that can be clearly distinguished from the rest of the Company. Such component is reported as discontinued operations when the operations and cash flow of the components have been or will be eliminated from the Group as a result of disposal and the Group will not have any significant involvement in the operation of the component after the disposal. In the period in which a component has been disposed off or classified as held for sale, the results of operations, including any gain or loss after tax recognized in accordance with ASC 360-10, less applicable income taxes, for the periods presented are reclassified into line items of income separately from net income (loss) from continuing operations before extraordinary items (if applicable), in the consolidated statements of comprehensive loss.

Product warranty

The Group provides warranty on its product sales for a period generally ranging from one to three years from the time of final acceptance or goods delivery. The Company provides for the expected cost of product warranties at the time that revenue is recognized based on an assessment of past warranty experience and when specific circumstances dictate.

Impairment of long-lived assets

Impairment of property, plant and equipment and intangibles

The Group evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group valuates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows.

Impairment of goodwill

In accordance with ASC 350, Intangibles, Goodwill and Other, goodwill is not amortized, but rather is tested for impairment at least annually or more frequently if there are indicators of impairment present. The goodwill testing utilizes a two-step impairment analysis, whereby the Group compares the carrying value of each identified reporting unit to its fair value. If the carrying value of the reporting unit is greater than its fair value, the second step is performed, where the implied fair value of goodwill is compared to its carrying value. The Group recognizes an impairment charge for the amount by which the carrying amount of goodwill exceeds its implied fair value. Goodwill was fully impaired as of December 31, 2011 and 2012.

Impairment of investment

The Group reviews its investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. In making this determination, the Company reviews several factors to determine whether the losses are other-than-temporary, including but not limited to: (i) the length of time the investment was in an unrealized loss position, (ii) the extent to which fair value was less than cost, (iii) the financial condition and near term prospects of the issuer, and (iv) the Company’s intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in fair value. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information.

Revenue recognition

The Group recognizes revenue from the sales of products and rendering of services when the earnings process has been completed, as evidenced by agreement with the customer, delivery of products and transfer of title has occurred, the fees are fixed or determinable and collectability is reasonably assured, as prescribed by ASC 605, Revenue recognition (“ASC 605”).

Multimedia processors

Multimedia processor revenue derives from PC and embedded notebook camera multimedia processors, image sensors, and other products. Multimedia processors revenues are generally recorded net of business taxes and related surcharges provided all revenue recognition criteria have been met.

The Company uses distributors for sales of multimedia processors. The Company enters into generally short term arrangements with its distributors, which on rare occasions may include certain obligations of the Company such as acceptance or price protection clauses. When the Company provides an acceptance provision to a distributor, revenue is not recognized until acceptance has been received. The distributors make full payment prior to shipping or enjoy credit terms varied from 30 days to 90 days. The Company does not have a history of providing refunds, discounts or other price concessions in connection with price protection clauses that the Company may provide to a distributor. The Company believes that such provisions are within the control of the Company and expects any benefits provided to the distributor to be insignificant. As such, the Company believes that it is able to reasonably estimate price concessions as remote, such that the price is fixed and determinable and revenue is recognized upon delivery of the product sold. The Company does not have any other post shipment obligations.

The cost of multimedia processor revenue primarily consists of costs associated with the fabrication of wafers, assembly, testing and shipping of multimedia processors, amortization of costs associated with production masks and tooling and costs of third-party image sensors that the Group sells to its customers.

Surveillance and security products

The surveillance and security products are generally comprised of hardware with essential software and separate installation. The hardware and software components generally include a digital video recorder, camera, server, personal computers and the proprietary software of ViSS with other third party software that supports the operating system. The Company’s software products are bundled together with hardware products so that the software components and non-software components function together to deliver the products’ essential functionality. The Company markets and sells an integrated platform for a unified surveillance, storage and management solution. If the hardware does not contain the software, the surveillance and security solution cannot be separately marketed and sold to customers. In addition, the Company also provides installation services, which includes software testing and equipment set up for the monitoring room.

The hardware, software and installation in surveillance and security products arrangements are considered multiple accounting units in accordance with ASC 605. The total arrangement consideration is allocated to the individual deliverables on the basis of their relative selling price.

Relative selling price method is based on the selling price of vendor-specific objective evidence (“VSOE”) if available, third-party evidence (“TPE”) if VSOE is not available, or management’s estimated selling price (“ESP”) if neither VSOE nor TPE is available for the delivered items. The Company uses the estimated selling price for each deliverable as neither VSOE nor TPE is available from the Company’s relatively short history engaged in the surveillance and security business. The objective of ESP is to determine the price at which the Company would transact a sale if the deliverable were sold on a stand-alone basis.

The Company determines ESP for a deliverable based on the cost plus an estimated profit margin while considering multiple factors including, but not limited to, market conditions, competitive landscape, cost, gross margin objectives and pricing practices. For the hardware and the third-party software component, the Company purchases these items from third party suppliers. In reference to available market information on the price of hardware and third party software and with the Company’s consideration of margins in negotiating the pricing, the Company establishes ESP for hardware and the third-party software component. Similarly, with respect to the Company’s ViSS proprietary software, the Company makes reference to historical selling prices under ASB, however, noting differences between the historical ViSS business within ASB and the ViSS business within the Company. In connection with the installation service component, ESP is based on internal costs structure and margin with respect to labor costs and market information.

The Group recognizes revenue from delivered hardware and software components after obtaining the shipping acceptance from customers and recognizes revenue from installation service after obtaining the acceptance from customers.

The cost of surveillance and security product revenue includes the cost of hardware and software, installation and other services and warranty cost.

Warranty obligation is provided based on the estimated future warranty payment when the underlying revenue is recognized.

Payments received from customers in advance of shipment are initially recorded as advances from customers and recorded as revenue after all the revenue recognition criteria have been met.

Research and development costs

Research and development costs are charged to expense as incurred.

Government grants

Government grants received from PRC government agencies are recognized as deferred government grants and offset against the corresponding expenses as and when they are incurred for the specific research and development projects or general operation purpose for which these grants are received.

Advertising costs

Advertising costs are charged to expense as incurred. Advertising costs were $116, $620 and $301 for the years ended December 31, 2010, 2011 and 2012, respectively.

Income taxes

Current income taxes are provided on the basis of income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are provided for using the liability method. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities and their respective tax bases, and for the expected future tax benefits from net operating loss carry-forwards, if any. Deferred tax assets and liabilities are measured using the enacted tax rates expected in the years of recovery or reversal and the effect from a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of enactment. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

The Company adopted the provisions of ASC740 Income Taxes (“ASC740”) to clarify the accounting for uncertainty in income taxes. In accordance with the provisions of ASC 740, the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss.

Foreign currency transactions and translation

The functional currencies of the Company and its subsidiaries are their respective local currencies. The reporting currency of the Group is the United States Dollar (“USD”). Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currency using exchange rates in effect at the balance sheet dates. These exchange differences are included in the consolidated statements of comprehensive loss.

Those entities that use a different functional currency other than USD are translated into USD using the applicable exchange rates at balance sheet dates for assets and liabilities and average exchange rates are used for the statements of operations. Translation adjustments resulting from translation of these consolidated financial statements are reflected as foreign currency translation adjustment in accumulated other comprehensive income in the shareholders’ equity.

Share-based compensation

The Company applies ASC 718 Compensation-Stock Compensation (“ASC 718”). Pursuant to ASC 718, the Company recognized share-based compensation over the requisite service period and performance condition for any share option and restricted share grants based on the fair values of share option and restricted share on the dates of grant. For the options that were repriced during the year ended December 31, 2012, in accordance with ASC 718, the Company recognized additional compensation cost for the excess of fair value of the modified share options issued over the fair value of the original share options at the date of the modification for all the original share options vested as of the modification date. The compensation cost due to the incremental fair value of the modified awards and the remaining balance of the unrecognized compensation cost for the unvested share options are recognized over the remaining requisite service periods of the modified awards. The Company does not receive any tax benefits or deductions from awards exercised.

The Company has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions only provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

The Company accounts for share-based awards issued to non-employees in accordance with the provisions of ASC 718 and ASC 505-50 Equity-Based Payments to Non-Employees (“ASC 505-50”). The measurement date is the performance completion date due to a lack of performance commitment. Under ASC 505-50, the Company uses the Black-Scholes option pricing model method to measure the value of options granted to non-employees at each reporting date to determine the appropriate charge to share-based compensation.

Employee social security and welfare benefit plans

All Chinese employees of the Company’s PRC subsidiaries participate in employee social security plans, including pension, medical, housing and other welfare benefits, organized and administered by relevant government authorities. The premiums and welfare benefit contributions that are borne by these entities are calculated based on percentages of the total salary of employees, subject to certain ceilings and are paid to the respective labor and social welfare authorities. The PRC government is responsible for the welfare benefit for the retired employees. The Group has no obligation for post retirement or other welfare benefits beyond the annual contributions.

The welfare benefits expenses were $3,145, $4,910 and $3,700 for the years ended December 31, 2010, 2011 and 2012, respectively.

Profit appropriation

The PRC subsidiaries and VIE of the Group are required to make appropriations to statutory reserve funds based on after-tax net income, after recouping prior years’ losses, determined in accordance with PRC GAAP.

Vimicro China is a wholly foreign-owned enterprise established in the PRC. In accordance with the “Law of the People’s Republic of China on Enterprises Operated Exclusively with Foreign Capital”, Vimicro China should set aside at least 10% of its net profit, after recouping prior years’ losses, determined under PRC GAAP to a statutory reserve fund before distributions to investors.

The appropriation of the net profit to the statutory reserve fund must be made annually until the accumulated reserve fund exceeds 50% of Vimicro China’s registered capital.

In accordance with the China Company Laws, the Company’s VIE should set aside at least 10% of its net profit, after recouping prior years’ losses, determined under PRC GAAP to a statutory reserve fund before distributions to investors. The appropriation of the net profit to the statutory reserve fund must be made annually until the accumulated reserve fund exceeds 50% of VIE’s registered capital.The PRC subsidiaries and VIE did not appropriate statutory reserve fund during the years ended December 31, 2010, 2011 and 2012 because of their losses.

Segment reporting

In accordance with ASC 280 Segment Reporting (“ASC 280”), segment reporting is determined based on how the Group’s chief operating decision maker reviews operating results to make decisions about allocating resources and assessing performance for the Group. According to the management approach, the Group operates in two principal business segments, namely multimedia processors and, surveillance and security products. The Group does not allocate any assets to the two segments as management does not use this information to measure the performance of the reportable segments.

(Loss)/income per share

The Group computes (loss)/income per share in accordance with ASC 260 Earning Per share (“ASC 260”). Basic net (loss)/income per share is computed by dividing net (loss)/income by the weighted-average number of ordinary shares outstanding during the year. Diluted net (loss)/income per share is computed by dividing net (loss)/income by the sum of the weighted-average number of ordinary shares outstanding and, if dilutive, the potential ordinary shares outstanding during the year.

The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. Potentially dilutive securities have been excluded from the computation of diluted (loss)/income per share if their inclusion is anti-dilutive.

The following table sets forth the computation of basic and diluted (loss)/income attributable to ordinary shareholders per share:

	Year ended December 31
	2010	2011	2012
Numerator:
(Loss)/income from continuing operations attributable to Vimicro International Corporation	(102)	(13,264)	1,383
Loss from discontinued operations attributable to Vimicro International Corporation	(18,542)	(14,936)	(2,002)
Net loss attributable to Vimicro International Corporation	(18,644)	(28,200)	(619)

Denominator (in number of shares):
Weighted-average ordinary shares outstanding - basic	147,815,985	145,123,889	123,253,931
Dilutive effect of stock options and restricted shares	—	—	4,370,516
Weighted-average number of ordinary shares outstanding—diluted	147,815,985	145,123,889	127,624,447

(Loss)/income per share - basic
Continuing operations	(0.00)	(0.09)	0.01
Discontinued operations	(0.13)	(0.10)	(0.02)
Total loss per share - basic	(0.13)	(0.19)	(0.01)
(Loss)/income per share - diluted
Continuing operations	(0.00)	(0.09)	0.01
Discontinued operations	(0.13)	(0.10)	(0.02)
Total loss per share - diluted	(0.13)	(0.19)	(0.01)

There were share options and non-vested restricted shares outstanding as of December 31, 2010 and 2011, which were excluded from the computation of loss per share for the years ended December 31, 2010 and 2011 because of their anti-dilutive effect. For the year ended December 31, 2012, 24,544,023 share options and non-vested restricted shares were excluded from the calculation of earnings per share because of their anti-dilutive effect. The dilutive effects of the options and non-vested restricted shares are calculated using the treasury stock method.

Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive loss includes net loss and foreign currency translation adjustments and unrealized gain on marketable equity securities are presented in the consolidated statement of comprehensive loss. The Group adopted ASU No. 2011-05, Comprehensive loss (Topic 220), Presentation of Comprehensive loss, in the year ended December 31, 2012 by presenting items of net loss and other comprehensive income/(loss) in the consolidated statements of comprehensive loss.

Operating leases

Rental payments under operating leases are charged to expense based on a straight- line method over the period of the leases.

Land use rights

Land use rights include prepayments towards acquisition and land use rights acquired. Land use rights acquired are stated at cost less accumulated amortization and impairment loss. Land use rights are amortized on a straight-line basis over their useful lives of up to 50 years.

Treasury stock

Treasury stock consists of shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury stock is accounted for under the cost method.

Recent accounting pronouncements

In February 2013, the Financial Accounting Standards Board issued ASU 2013-02, which adds new disclosure requirements for items reclassified out of accumulated other comprehensive income (“AOCI”). The ASU is intended to help entities improve the transparency of changes in other comprehensive income (OCI) and items reclassified out of AOCI in their financial statements. It does not amend any existing requirements for reporting net income or OCI in the financial statements. New disclosure requirements are effective for fiscal periods beginning after December 15, 2012 and should be applied prospectively. As the new ASU impacts presentation requirements only, the Company does not expect the adoption of this standard to have a material effect on the Company’s financial condition, results of operations and cash flows.

In March 2013, the FASB issued an authoritative pronouncement related to a parent company’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent company) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent company is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment. In addition, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Company doesn’t expect that the adoption of this guidance will have a significant effect on its consolidated financial statements.